   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-206361-08

   Central Index Key Number of issuing entity:  0001695154

   JPMCC Commercial Mortgage Securities Trust 2017-JP5

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206361

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

   JPMorgan Chase Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682518

   Starwood Mortgage Funding VI LLC

   (Exact name of sponsor as specified in its charter)

   Bianca Russo (212) 648-0946

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4021875

38-4021876

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A-2	___	___	X	___
A-3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑SB	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
X-C	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMCC Commercial Mortgage Securities Trust 2017-JP5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2017 to September 15, 2017. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Starwood Mortgage Funding VI LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Starwood Mortgage Funding VI LLC is 0001682518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 27, 2017 under Commission File No. 333-206361-08 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 27, 2017 under Commission File No. 333-206361-08  and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMCC Commercial Mortgage Securities Trust 2017-JP5, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$16,050.00
Current Distribution Date:	09/15/2017	$48,761.96
REO Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMCC Commercial Mortgage Securities Trust 2017-JP5, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$5,542.33
Current Distribution Date:	09/15/2017	$5,539.86
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP5, relating to the September 15, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 27, 2017 under Commission File No. 333-206361-08   and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 27, 2017 under Commission File No. 333-206361-08  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  September 27, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP5, relating to the September 15, 2017 distribution.

EX 102                    ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 27, 2017 under Commission File No. 333-206361-08   and incorporated by reference herein).

EX 103                    ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 27, 2017 under Commission File No. 333-206361-08  and incorporated by reference herein).